UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $    1,153,681
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.          COM            00163u106   44,950  1,287,604                               1,287,604      0    0
ARYx Therapeutics, Inc.             COM            043387109       42     48,135                                  48,135      0    0
Abiomed Inc.                        COM            003654100    8,694    842,425                                 842,425      0    0
Actelion Ltd. (ATLN.VX)             COM            b1yd5q2     23,937    525,954                                 525,954      0    0
Airvana Inc.                        COM            00950v101      836    109,100                                 109,100      0    0
Amicus Therapeutics, Inc.           COM            03152W109   18,385  5,763,461                               5,763,461      0    0
ArthroCare Corp.                    COM            043136100   32,476  1,092,723                               1,092,723      0    0
Aurelian Oil & Gas PLC              COM            00B15S8C3   15,827 26,060,955                              26,060,955      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   64,136  2,058,286                               2,058,286      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   26,466  1,132,498                               1,132,498      0    0
Biomimetic Therapeutics, Inc.       COM            09064X101    1,938    147,408                                 147,408      0    0
BroadVision, Inc.                   COM            111412706    9,939    743,945                                 743,945      0    0
Canadian Superior Energy Inc.       COM            136644101    9,162 15,002,500                              15,002,500      0    0
Carrizo Oil & Gas, Inc.             COM            144577103   12,278    535,000                                 535,000      0    0
Celgene Corp.                       COM            151020104    5,920     95,543                                  95,543      0    0
Ceragon Networks Ltd.               COM            M22013102   25,875  2,369,524                               2,369,524      0    0
Contango Oil & Gas Company          COM            21075n204   10,230    200,000                                 200,000      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   24,742  1,097,686                               1,097,686      0    0
Cyberonics, Inc.                    COM            23251P102   75,735  3,952,785                               3,952,785      0    0
Cytokinetics Inc.                   COM            23282W100    1,881    587,666                                 587,666      0    0
Demandtec Inc.                      COM            24802R506      667     95,900                                  95,900      0    0
DivX, Inc                           COM            255413106      190     26,600                                  26,600      0    0
Energy Recovery Inc.                COM            29270J100    4,985    791,300                                 791,300      0    0
Fairborne Energy Ltd.(FEL.CN)       COM            b2n9xs6      5,322  1,418,200                               1,418,200      0    0
First Solar Inc.                    COM            336433107    6,132     50,000                                  50,000      0    0
Gastar Exploration Ltd.             COM            367299104   22,719  4,674,744                               4,674,744      0    0
Geerlings & Wade, Inc.              COM            368473104       29    714,665                                 714,665      0    0
Genoptix Inc.                       COM            37243V100   10,540    296,990                                 296,990      0    0
Genzyme Corporation                 COM            372917104    4,711     90,889                                  90,889      0    0
Guaranty Bancorp                    COM            40075t102    1,270    798,900                                 798,900      0    0
Intermap Technologies (IMP.CN)      COM            458977204    2,057  1,392,600                               1,392,600      0    0
Intermune Inc.                      COM            45884X103   11,512    258,300                                 258,300      0    0
Kodiak Oil & Gas Corp.              COM            50015Q100    1,705    500,000                                 500,000      0    0
Limelight Networks, Inc.            COM            53261M104   21,798  5,955,773                               5,955,773      0    0
Medicis Pharmaceutical Corp.        COM            584690309   51,173  2,033,905                               2,033,905      0    0
Medivation, Inc.                    COM            58501n101    6,019    573,796                                 573,796      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   28,499  1,903,762                               1,903,762      0    0
NeuroSearch A/S (NEUR.DC)           COM                           469     15,000                                  15,000      0    0
Northern Oil and Gas Inc.           COM            665531109   17,391  1,097,230                               1,097,230      0    0
NuVasive Inc.                       COM            670704105    6,748    149,300                                 149,300      0    0
NxStage Medical, Inc.               COM            67072V103   11,141    973,043                                 973,043      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   80,642  2,663,215                               2,663,215      0    0
Orexigen Therapeutics, Inc.         COM            686164104      142     24,150                                  24,150      0    0
Orthovita Inc.                      COM            68750U102    3,214    754,363                                 754,363      0    0
Petroquest Energy Inc.              COM            716748108    8,048  1,600,000                               1,600,000      0    0
Plains Exploration & Production     COM            726505100    4,498    150,000                                 150,000      0    0
Company
Progenics Pharmaceuticals Inc.      COM            743187106      533    100,000                                 100,000      0    0
Protalix Biotherapeutics Inc.       COM            74365A101    1,502    228,973                                 228,973      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   12,973  1,576,289                               1,576,289      0    0
Ricardo PLC                         COM            000737007    2,240    491,745                                 491,745      0    0
Rigel Pharmaceuticals Inc.          COM            766559603    2,299    288,457                                 288,457      0    0
Riverbed Technology, Inc.           COM            768573107    6,310    222,200                                 222,200      0    0
STAAR Surgical Company              COM            852312305    4,007  1,049,027                               1,049,027      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   61,052  4,225,044                               4,225,044      0    0
Sensorx Inc.                        COM            81724W104    1,628    222,411                                 222,411      0    0
Sequenom Inc.                       COM            817337405   13,747  2,185,500                               2,185,500      0    0
Shire PLC-ADR                       COM            82481R106    4,034     61,113                                  61,113      0    0
Sonic Solutions                     COM            835460106    1,776    189,500                                 189,500      0    0
Spectrum Pharmaceuticals Inc.       COM            84763A108      230     50,000                                  50,000      0    0


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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
St. Mary Land & Exploration Company COM            792228108    6,109    175,500                                 175,500      0    0
Theratechnologies Inc. (144A        COM            88338H308       55     11,000                                  11,000      0    0
Shares)
Theratechnologies Inc. (TH.CN)      COM            2889906     26,285  5,253,375                               5,253,375      0    0
Toreador Resources Corporation      COM            891050106   15,598  1,906,800                               1,906,800      0    0
Transatlantic Petroleum Ltd.        COM            899821059    8,436  2,424,000                               2,424,000      0    0
Triangle Petroleum Corporation      COM            89600B102    6,638 14,751,350                              14,751,350      0    0
Unica Corporation                   COM            904583101   20,588  2,315,864                               2,315,864      0    0
United Therapeutics Corp            COM            91307C102   36,612    661,709                                 661,709      0    0
Vanda Pharmaceutical Inc.           COM            921659108   12,791  1,108,368                               1,108,368      0    0
Vestas Wind Systems (VWS.DC)        COM            5964651      7,881    145,000                                 145,000      0    0
ViroPharma Incorporated             COM            928241108   79,330  5,820,216                               5,820,216      0    0
Volcano Corporation                 COM            928645100      598     24,740                                  24,740      0    0
Waterfurnace Renewable Energy       COM            9415EQ108   12,736    452,300                                 452,300      0    0
(WFI.CN)
Whiting Petroleum Corporation       COM            966387102   17,785    220,000                                 220,000      0    0
Xtreme Coil Drilling Corp. (XDC.CN) COM            b1445vo     11,634  2,967,900                               2,967,900      0    0
ev3 Inc.                            COM            26928A200   28,221  1,779,360                               1,779,360      0    0
interCLICK, Inc.                    COM            458483203    7,510  1,955,600                               1,955,600      0    0
pSivida Corporation                 COM            74440J101      741    188,094                                 188,094      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2   16,732     32,294                                  32,294      0    0
7/15/2013


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